Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of credit risk exposure [line items]
Beginning balance	$ 2,958
Ending balance	2,792
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,792	$ 3,678
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,405	3,188
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	387	490
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	105	152
Net remeasurement of loss allowance	2	(40)
Loan originations	5	6
Derecognitions and maturities	(3)	(6)
Total PCL	4	(40)
Write-offs	(1)	(3)
Recoveries of previous write-offs	1
Foreign exchange and other	(3)	(8)
Ending balance	106	101
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	576	707
Net remeasurement of loss allowance	3	37
Loan originations	16	19
Derecognitions and maturities	(17)	(21)
Total PCL	2	35
Write-offs	(50)	(65)
Recoveries of previous write-offs	18	22
Foreign exchange and other		(12)
Ending balance	546	687
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	359	431
Transfer to Stage 1	(51)
Transfer to Stage 2	10
Transfer to Stage 3	(29)
Net remeasurement of loss allowance	45	39
Loan originations	13	7
Derecognitions and maturities	(8)	(8)
Model changes	(6)
Total PCL	(1)	38
Write-offs	(57)	(68)
Recoveries of previous write-offs	20	20
Foreign exchange and other	(2)	(7)
Ending balance	319	414
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,918	2,524
Net remeasurement of loss allowance	(113)	127
Loan originations	118	78
Derecognitions and maturities	(100)	(76)
Model changes	(5)
Total PCL	(100)	129
Write-offs	(27)	(111)
Recoveries of previous write-offs	7	13
Foreign exchange and other	23	(79)
Ending balance	1,821	2,476
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	993	1,086
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	786	850
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	207	236
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	46	51
Transfer to Stage 1	11	25
Transfer to Stage 2	(1)	(1)
Net remeasurement of loss allowance	(11)	(45)
Loan originations	5	6
Derecognitions and maturities	(1)	(2)
Total PCL	3	(17)
Foreign exchange and other		(1)
Ending balance	49	33
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	128	148
Transfer to Stage 1	58	65
Transfer to Stage 2	(9)	(7)
Transfer to Stage 3	(1)	(1)
Net remeasurement of loss allowance	(55)	(65)
Loan originations	16	19
Derecognitions and maturities	(6)	(7)
Total PCL	3	4
Foreign exchange and other		(2)
Ending balance	131	150
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	114	110
Transfer to Stage 1	51	58
Transfer to Stage 2	(10)	(6)
Net remeasurement of loss allowance	(57)	(55)
Loan originations	13	7
Derecognitions and maturities	(2)	(1)
Model changes	2	0
Total PCL	(3)	3
Foreign exchange and other	2	(1)
Ending balance	113	112
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	662	658
Transfer to Stage 1	93	179
Transfer to Stage 2	(16)	(16)
Transfer to Stage 3		(1)
Net remeasurement of loss allowance	(129)	(72)
Loan originations	118	78
Derecognitions and maturities	(41)	(28)
Model changes	1
Total PCL	26	140
Foreign exchange and other	12	(7)
Ending balance	700	791
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,305	1,886
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,138	1,657
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	167	229
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	40	75
Transfer to Stage 1	(10)	(18)
Transfer to Stage 2	3	15
Transfer to Stage 3	(2)	(7)
Net remeasurement of loss allowance	10	(19)
Derecognitions and maturities	(2)	(4)
Total PCL	(1)	(33)
Foreign exchange and other	1
Ending balance	40	42
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	357	454
Transfer to Stage 1	(56)	(62)
Transfer to Stage 2	15	16
Transfer to Stage 3	(23)	(22)
Net remeasurement of loss allowance	40	71
Derecognitions and maturities	(11)	(14)
Total PCL	(35)	(11)
Foreign exchange and other	2	(3)
Ending balance	324	440
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	245	321
Transfer to Stage 1		(58)
Transfer to Stage 2		6
Transfer to Stage 3		(40)
Net remeasurement of loss allowance		80
Derecognitions and maturities	(6)	(7)
Model changes	(8)
Total PCL	(39)	(19)
Ending balance	206	302
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	855	1,258
Transfer to Stage 1	(65)	(178)
Transfer to Stage 2	57	18
Transfer to Stage 3	(8)	(53)
Net remeasurement of loss allowance	(54)	141
Derecognitions and maturities	(59)	(48)
Model changes	(6)
Total PCL	(135)	(120)
Foreign exchange and other	15	(36)
Ending balance	735	1,102
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	494	706
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	481	681
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	13	25
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	19	26
Transfer to Stage 1	(1)	(7)
Transfer to Stage 2	(2)	(14)
Transfer to Stage 3	2	7
Net remeasurement of loss allowance	3	24
Total PCL	2	10
Write-offs	(1)	(3)
Recoveries of previous write-offs	1
Foreign exchange and other	(4)	(7)
Ending balance	17	26
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	91	105
Transfer to Stage 1	(2)	(3)
Transfer to Stage 2	(6)	(9)
Transfer to Stage 3	24	23
Net remeasurement of loss allowance	18	31
Total PCL	34	42
Write-offs	(50)	(65)
Recoveries of previous write-offs	18	22
Foreign exchange and other	(2)	(7)
Ending balance	91	97
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	29	40
Net remeasurement of loss allowance	12	14
Total PCL	41	54
Write-offs	(57)	(68)
Recoveries of previous write-offs	20	20
Foreign exchange and other	(4)	(6)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	401	608
Transfer to Stage 1	(28)	(1)
Transfer to Stage 2	(41)	(2)
Transfer to Stage 3	8	54
Net remeasurement of loss allowance	70	58
Total PCL	9	109
Write-offs	(27)	(111)
Recoveries of previous write-offs	7	13
Foreign exchange and other	(4)	(36)
Ending balance	$ 386	$ 583